Liquidity risk (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Reconciliation of Wholesale Funding to Balance Sheet

This table reconciles our wholesale funding to our balance sheet at 31 December 2017 and 2016.

		Balance sheet line item
					Financial
	Funding	Deposits	Deposits by	Trading	liabilities designated at	Debt securities	Subordinated	Other equity
	analysis	by banks	customers(1)	liabilities	fair value	in issue	liabilities	instruments(2)
2017	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Deposits	0.3	0.2	–	–	0.1	–	–	–
Certificates of deposit and commercial paper	8.0	–	–	–	0.4	7.6	–	–
Senior unsecured – public benchmark	17.8	–	6.0	–	–	11.8	–	–
– privately placed	3.1	–	–	–	1.1	2.0	–	–
Covered bonds	14.2	–	–	–	–	14.2	–	–
Securitisation and structured issuance	5.5	1.0(3)	0.5	–	–	4.0	–	–
Term Funding Scheme	8.5	8.5	–	–	–	–	–	–
Subordinated liabilities and equity	5.5	–	–	–	–	–	3.2	2.3
Total wholesale funding	62.9	9.7	6.5	–	1.6	39.6	3.2	2.3
Repos	25.6	0.1	–	25.5	–	–	–	–
Foreign exchange and hedge accounting	3.9	–	0.3	–	–	3.0	0.6	–
Other	10.3	4.0(3)	–	5.6(4)	0.7	–	–	–
Balance sheet total	102.7	13.8	6.8	31.1	2.3	42.6	3.8	2.3

2016
Deposits by banks	0.7	0.3	–	0.4	–	–	–	–
Certificates of deposit and commercial paper	8.4	–	–	–	0.5	7.9	–	–
Senior unsecured – public benchmark	16.7	–	4.1	–	–	12.6	–	–
– privately placed	4.9	–	–	–	1.4	3.5	–	–
Covered bonds	15.2	–	–	–	–	15.2	–	–
Securitisation and structured issuance	9.6	2.1(3)	0.5	–	–	7.0	–	–
Term Funding Scheme	4.5	4.5	–	–	–	–	–	–
Subordinated liabilities and equity	5.2	–	–	–	–	–	3.4	1.8
Total wholesale funding	65.2	6.9	4.6	0.4	1.9	46.2	3.4	1.8
Repos	8.8	–	–	8.8	–	–	–	–
Foreign exchange and hedge accounting	5.4	–	0.4	–	–	4.1	0.9	–
Other	9.8	2.9(3)	–	6.4(4)	0.5	–	–	–
Balance sheet total	89.2	9.8	5.0	15.6	2.4	50.3	4.3	1.8

(1)	This is included in our balance sheet total of £183,648m (2016: £177,172m).
(2)	This is £14m (2016: £14m) fixed/floating rate non-cumulative callable preference shares, £235m (2016: £235m) Step-up Callable Perpetual Reserve Capital Instruments and £2,046m (2016: £1,550m) Perpetual Capital Securities. See Note 31 to the Consolidated Financial Statements.
(3)	Securitisation and structured issuance comprise of repurchase agreements. Other comprises of items in the course of transmission and other deposits, excluding the Term Funding Scheme. See Note 21 to the Consolidated Financial Statements.
(4)	Short positions in securities and unsettled trades, cash collateral and short-term deposits. See Note 23 to the Consolidated Financial Statements.

Summary of Sources of Wholesale Funding by Maturity

This table shows our main sources of wholesale funding. It does not include securities financing repurchase and reverse repurchase agreements. The table is based on exchange rates at issue and scheduled repayments and call dates. It does not reflect the final contractual maturity of the funding.

		>1 and	>3 and	>6 and	>9 and	Sub-total	>1 and	>2 and
	<=1 month	<=3 months	<= 6 months	<=9 months	<=12 months	<=1 year	<=2 years	<=5 years	>5 years	Total
2017	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc(1)
Senior unsecured – public benchmark	–	–	–	–	–	–	–	3.8	2.1	5.9
– privately placed	–	–	–	–	–	–	–	–	0.1	0.1
Subordinated liabilities and equity (incl. AT1)	–	–	–	–	–	–	0.8	0.8	1.4	3.0
	–	–	–	–	–	–	0.8	4.6	3.6	9.0
Other Santander UK plc
Deposits by banks	–	0.1	–	–	–	0.1	–	–	–	0.1
Certificates of deposit and commercial paper	0.2	0.6	0.6	0.1	0.1	1.6	–	–	–	1.6
Senior unsecured – public benchmark	0.8	–	–	1.3	–	2.1	2.9	5.4	1.5	11.9
– privately placed	–	0.7	–	–	–	0.7	1.3	0.6	0.4	3.0
Covered bonds	0.9	–	1.0	–	–	1.9	1.3	7.7	3.3	14.2
Securitisation and structured issuance(2)	–	–	0.4	–	0.9	1.3	0.6	1.2	0.1	3.2
Term Funding Scheme	–	–	–	–	–	–	–	8.5	–	8.5
Subordinated liabilities	0.1	–	–	–	0.1	0.2	–	–	2.3	2.5
	2.0	1.4	2.0	1.4	1.1	7.9	6.1	23.4	7.6	45.0
Other group entities
Deposits by banks	0.1	0.1	–	–	–	0.2	–	–	–	0.2
Certificates of deposit and commercial paper	2.7	2.4	1.3	–	–	6.4	–	–	–	6.4
Securitisation and structured issuance(3)	–	–	–	–	0.4	0.4	1.0	0.9	–	2.3
	2.8	2.5	1.3	–	0.4	7.0	1.0	0.9	–	8.9
Total	4.8	3.9	3.3	1.4	1.5	14.9	7.9	28.9	11.2	62.9
Of which:
– Secured	0.9	–	1.4	–	1.3	3.6	2.9	18.3	3.4	28.2
– Unsecured	3.9	3.9	1.9	1.4	0.2	11.3	5.0	10.6	7.8	34.7
	4.8	3.9	3.3	1.4	1.5	14.9	7.9	28.9	11.2	62.9

2016
Downstreamed from Santander UK Group Holdings plc to Santander UK plc(1)
Senior unsecured – public benchmark	–	–	–	–	–	–	–	2.7	1.3	4.0
– privately placed	–	–	–	–	–	–	–	–	0.1	0.1
Subordinated liabilities and equity (incl. AT1)	–	–	–	–	–	–	–	0.8	1.7	2.5
	–	–	–	–	–	–	–	3.5	3.1	6.6
Other Santander UK plc
Deposits by banks	0.1	–	–	–	–	0.1	–	–	–	0.1
Senior unsecured – public benchmark	–	0.9	–	0.9	–	1.8	2.1	6.7	2.1	12.7
– privately placed	0.9	–	–	0.4	0.2	1.5	0.6	1.4	0.2	3.7
Covered bonds	1.0	–	0.8	–	1.4	3.2	1.8	6.1	4.1	15.2
Securitisation and structured issuance(2)	0.8	0.3	1.1	1.4	0.9	4.5	1.3	0.7	0.6	7.1
Term funding scheme	–	–	–	–	–	–	–	4.5	–	4.5
Subordinated liabilities	0.1	–	–	–	–	0.1	0.2	0.2	2.2	2.7
	2.9	1.2	1.9	2.7	2.5	11.2	6.0	19.6	9.2	46.0
Other group entities
Deposits by banks	0.4	–	–	0.2	–	0.6	–	–	–	0.6
Certificates of deposit and commercial paper	2.9	3.1	1.3	0.7	0.4	8.4	–	–	–	8.4
Senior unsecured – privately placed	–	–	–	–	–	–	0.1	0.5	0.5	1.1
Securitisation and structured issuance(3)	0.3	0.3	0.2	0.2	0.2	1.2	0.9	0.4	–	2.5
	3.6	3.4	1.5	1.1	0.6	10.2	1.0	0.9	0.5	12.6
Total	6.5	4.6	3.4	3.8	3.1	21.4	7.0	24.0	12.8	65.2
Of which:
– Secured	2.1	0.6	2.1	1.6	2.5	8.9	4.0	11.7	4.7	29.3
– Unsecured	4.4	4.0	1.3	2.2	0.6	12.5	3.0	12.3	8.1	35.9
	6.5	4.6	3.4	3.8	3.1	21.4	7.0	24.0	12.8	65.2

(1)	Currently all our senior debt issued out of Santander UK Group Holdings plc is downstreamed into Santander UK plc on an equivalent rankings basis (e.g. senior unsecured is downstreamed as senior unsecured, subordinated capital instruments are downstreamed as subordinated capital instruments, etc.). However, under the end-state MREL/TLAC regime, senior unsecured debt issued out of Santander UK Group Holdings plc will be downstreamed in a form that is subordinated to senior unsecured debt, but senior to subordinated capital instruments issued out of Santander UK plc.
(2)	This includes funding from mortgage-backed securitisation vehicles where Santander UK plc is the asset originator.
(3)	This includes funding from asset-backed securitisation vehicles where entities other than Santander UK plc are the asset originator.

Summary of Wholesale Funding by Currency

This table shows our wholesale funding by major currency at 31 December 2017 and 2016.

	2017				2016
	Sterling %	US Dollar %	Euro %	Other %	Sterling %	US Dollar %	Euro %	Other %
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured – public benchmark	9	67	22	2	12	63	21	4
– privately placed	–	–	–	100	–	–	–	100
Subordinated liabilities and equity (incl. AT1)	68	32	–	–	61	39	–	–
	28	54	14	4	31	53	13	3
Other Santander UK plc
Deposits by banks	27	73	–	–	33	67	–	–
Certificates of deposit and commercial paper	89	10	–	1
Senior unsecured – public benchmark	9	49	42	–	12	49	39	–
– privately placed	7	19	70	4	3	1	93	3
Covered bonds	47	–	52	1	41	–	58	1
Securitisation and structured issuance	80	20	–	–	59	29	12	–
Term Funding Scheme	100	–	–	–	100	–	–	–
Subordinated liabilities	52	48	–	–	55	45	–	–
	49	19	32	–	39	21	39	1
Other group entities
Deposits by banks	–	100	–	–	7	93	–	–
Certificates of deposit and commercial paper	34	65	1	–	31	68	1	–
Senior unsecured – privately placed	–	–	–	–	22	59	19	–
Securitisation and structured issuance	91	–	9	–	87	5	8	–
	47	50	3	–	41	55	4	–
Total	45	28	25	2	39	30	30	1

Summary of External Term Issuance (Sterling Equivalent)

In 2017, our external term issuance (sterling equivalent) was:

	Sterling £bn	US Dollar £bn	Euro £bn	Other £bn	Total 2017 £bn	Total 2016 £bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured – public benchmark	–	1.6	0.4	–	2.0	3.1
– privately placed	–	–	–	0.1	0.1	0.1
Subordinated debt and equity (incl. AT1)	0.5	–	–	–	0.5	–
	0.5	1.6	0.4	0.1	2.6	3.2
Other Santander UK plc
Securitisations	0.5	–	–	–	0.5	0.6
Covered bonds	2.3	–	–	–	2.3	0.6
Senior unsecured – public benchmark	–	1.1	–	–	1.1	–
– privately placed	0.1	–	–	–	0.1	–
Term Funding Scheme	4.0	–	–	–	4.0	4.5
	6.9	1.1	–	–	8.0	5.7
Other group entities
Securitisations	0.9	0.3	–	–	1.2	0.8
Covered bonds	–	–	–	–	–	0.8
Senior unsecured – public benchmark	–	–	–	–	–	1.4
– privately placed	–	–	–	–	–	1.0
	0.9	0.3	–	–	1.2	4.0
Total gross issuances	8.3	3.0	0.4	0.1	11.8	12.9